Called up share capital and other equity instruments	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Called up share capital and other equity instruments

32	Called up share capital and other equity instruments
Called up share capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
		2018		2017
	Footnotes	Number	$m	Number	$m
At 1 Jan		20,320,716,258	10,160	20,191,586,214	10,096
Shares issued under HSBC employee share plans		83,740,460	42	76,701,249	38
Shares issued in lieu of dividends		166,850,869	83	380,652,196	190
Less: Shares repurchased and cancelled		(210,466,091)	(105)	(328,223,401)	(164)
At 31 Dec	1	20,360,841,496	10,180	20,320,716,258	10,160

HSBC Holdings 6.20% non-cumulative US Dollar Preference Shares, Series A
		2018		2017
	Footnotes	Number	$m	Number	$m
At 1 Jan and 31 Dec	2	1,450,000	—	1,450,000	—

HSBC Holdings share premium
	2018	2017
	$m	$m
At 31 Dec	13,609	10,177

Total called up share capital and share premium
	2018	2017
	$m	$m
At 31 Dec	23,789	20,337

1	All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.

2	Included in the capital base of HSBC as additional tier 1 capital in accordance with the CRD IV rules, by virtue of the application of grandfathering provisions.
HSBC Holdings 6.20% non-cumulative US dollar preference shares, Series A of $0.01
HSBC Holdings pays dividends on 6.20% non-cumulative US dollar preference shares, Series A of $0.01 each (‘dollar preference shares’) quarterly, at the discretion of the Board. The Board will not declare a dividend on them if this would stop the company from meeting the PRA’s capital adequacy requirements, or if profit available for distribution as dividends is insufficient to also pay dividends on other shares that are equally entitled and scheduled on the same date.
HSBC Holdings may not declare or pay dividends on shares ranking lower in the right to dividends than dollar preference shares, or redeem or purchase any of its other shares ranking equal or lower than dollar preference shares, unless it has fully paid, or set aside an amount to fully pay, the dividends on the dollar preference shares for the then current dividend period.
The dollar preference shares carry no rights to conversion into ordinary shares. Holders of dollar preference shares are only entitled to attend and vote at shareholder meetings if dividends on these shares have not been paid in full on four consecutive dividend payment dates. In such circumstances, holders of these shares are entitled to vote at shareholder meetings until HSBC Holdings has paid a full dividend on them. These securities can be redeemed by HSBC at any time, subject to prior approval by the PRA.
HSBC Holdings non-cumulative preference share of £0.01
The one non-cumulative sterling preference share of £0.01 (‘sterling preference share’) has been in issue since 29 December 2010 and is held by a subsidiary of HSBC Holdings. Dividends are paid quarterly at the sole and absolute discretion of the Board. The sterling preference share carries no rights of conversion into ordinary shares of HSBC Holdings and no right to attend or vote at shareholder meetings of HSBC Holdings. These securities can be redeemed by HSBC at any time, subject to prior approval by the PRA.
Other equity instruments
HSBC Holdings includes three types of additional tier 1 capital securities in its tier 1 capital. Two are presented in this Note and are accounted for as equity because HSBC does not have an obligation to transfer cash or a variable number of its own ordinary shares to holders under any circumstances outside its control. See Note 28 for additional tier 1 securities accounted for as liabilities.
Additional tier 1 capital securities
Additional tier 1 capital securities are perpetual subordinated securities on which coupon payments may be deferred at HSBC Holdings’ discretion. While any coupon payments are unpaid or deferred, HSBC Holdings will not declare or pay dividends or make distributions or similar periodic payments in respect of any securities of lower or equal rank, or repurchase or redeem them. Such securities do not generally carry voting rights, but rank higher than ordinary shares for coupon payments, and in the event of a winding-up. They do not meet the identifying criteria in full for recognition as tier 1 capital under CRD IV, but are eligible as regulatory capital subject to grandfathering limits and progressive phase-out.
At HSBC Holdings’ discretion, and subject to certain conditions being satisfied, the capital securities may be exchanged on any coupon payment date for non-cumulative preference shares to be issued by HSBC Holdings and ranking pari passu with the dollar and sterling preference shares in issue. The preference shares were issued at a nominal value of $0.01 per share and a premium of $24.99 per share, with both amounts being subscribed and fully paid. These securities were redeemed by HSBC in June 2018.

HSBC’s additional tier 1 capital securities in issue which are accounted for in equity
		First call date	2018	2017
			$m	$m
$2,200m	8.125% perpetual subordinated capital securities	Apr 2013	—	2,133
$3,800m	8.000% perpetual subordinated capital securities, Series 2	Dec 2015	—	3,718
At 31 Dec			—	5,851
Additional tier 1 capital – contingent convertible securities
During 2018, HSBC continued to issue contingent convertible securities that are included in its capital base as fully CRD IV-compliant additional tier 1 capital securities on an end point basis. The net proceeds of the issuances are used for general corporate purposes and to further strengthen its capital base to meet requirements under CRD IV. These securities bear a fixed rate of interest until their initial call dates. After the initial call dates, if they are not redeemed, the securities will bear interest at rates fixed periodically in advance for 5-year periods based on prevailing market rates. Interest on the contingent convertible securities will be due and payable only at the sole discretion of HSBC, and HSBC has sole and absolute discretion at all times to cancel for any reason (in whole or in part) any interest payment that would otherwise be payable on any payment date. Distributions will not be paid if they are prohibited under UK banking regulations, or if the company has insufficient reserves or fails to meet the solvency conditions defined in the securities’ terms.
The contingent convertible securities are undated and are repayable, at the option of HSBC, in whole at the initial call date, or on any fifth anniversary after this date. In addition, the securities are repayable at the option of HSBC in whole for certain regulatory or tax reasons. Any repayments require the prior consent of the PRA. These securities rank pari passu with HSBC’s dollar and sterling preference shares and are therefore ahead of ordinary shares. The contingent convertible securities will be converted into fully paid ordinary shares of HSBC at a predetermined price, should HSBC’s consolidated end point CET1 ratio fall below 7.0%. Therefore, in accordance with the terms of the securities, if the end point CET1 ratio breaches the 7.0% trigger, the securities will convert into ordinary shares at fixed contractual conversion prices in the issuance currencies of the relevant securities, equivalent to £2.70 at the prevailing rate of exchange on the issuance date, subject to certain anti-dilution adjustments.

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
		First call date	2018	2017
			$m	$m
$1,500m	5.625% perpetual subordinated contingent convertible securities	Jan 2020	1,494	1,494
$2,000m	6.875% perpetual subordinated contingent convertible securities	Jun 2021	1,998	1,998
$2,250m	6.375% perpetual subordinated contingent convertible securities	Sep 2024	2,244	2,244
$2,450m	6.375% perpetual subordinated contingent convertible securities	Mar 2025	2,460	2,460
$3,000m	6.000% perpetual subordinated contingent convertible securities	May 2027	2,997	2,997
$2,350m	6.250% perpetual subordinated contingent convertible securities	Mar 2023	2,347	—
$1,800m	6.500% perpetual subordinated contingent convertible securities	Mar 2028	1,798	—
€1,500m	5.250% perpetual subordinated contingent convertible securities	Sep 2022	1,943	1,943
€1,000m	6.000% perpetual subordinated contingent convertible securities	Sep 2023	1,120	1,120
€1,250m	4.750% perpetual subordinated contingent convertible securities	Jul 2029	1,420	1,420
£1,000m	5.875% perpetual subordinated contingent convertible securities	Sep 2026	1,299	—
SGD1,000m	4.700% perpetual subordinated contingent convertible securities	Jun 2022	723	723
SGD750m	5.000% perpetual subordinated contingent convertible securities	Sep 2023	549	—
At 31 Dec			22,392	16,399
Shares under option
For details of the options outstanding to subscribe for HSBC Holdings ordinary shares under the HSBC Holdings savings-related share option plans, see Note 6.

Aggregate options outstanding under these plans
31 Dec 2018			31 Dec 2017
Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Period of exercise	Exercise price
57,065,513	2018 to 2024	£4.0472 – 5.9640	64,604,932	2017 to 2023	£4.0472 – 5.9640
—	N/A	N/A	36,309	2017 to 2018	HK$55.4701
—	N/A	N/A	10,539	2017 to 2018	€5.3532
—	N/A	N/A	17,873	2017 to 2018	$7.1456
Maximum obligation to deliver HSBC Holdings ordinary shares
At 31 December 2018, the maximum obligation to deliver HSBC Holdings ordinary shares under all of the above option arrangements and the HSBC International Employee Share Purchase Plan, together with GPSP awards, long-term incentive awards and deferred share awards granted under the HSBC Share Plan 2011, was 152,667,912 (2017: 169,615,437). The total number of shares at 31 December 2018 held by employee benefit trusts that may be used to satisfy such obligations to deliver HSBC Holdings ordinary shares was 5,928,890 (2017: 5,883,444).